Provisions (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Provisions

	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
Social security contributions on share options	31	120	104
Provision for deferred cash consideration	1,698	2,141	1,654

At end of year/period	1,729	2,261	1,758

Current	31	334	309
Non-current	1,698	1,927	1,449

Summary of Social Security Contributions on Share Options

Social security contributions on share options	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
At beginning of year/period	104	842	842
Released during the year/period	(73)	(722)	(738)

At end of year/period	31	120	104

Current	31	—	—
Non-current	—	120	104

Summary of Provisions for Deferred Cash Consideration

Provision for deferred cash consideration	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
At beginning of year/period	1,654	2,131	2,131
Increase in provision due to the unwinding of the time value of money	111	179	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 10)	(67)	(169)	(698)

At end of year/period	1,698	2,141	1,654

Current	—	334	309
Non-current	1,698	1,807	1,345